Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Provision (Benefit) for Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year ended March 31,
	2018	2019	2020	2020
	INR	INR	INR	US$
	(In million)
Current tax expense/(benefit) (1)	(117)	128	120	1.6
Withholding tax on interest on Inter-Company debt related to green bonds	133	192	258	3.4
Deferred income tax expense/(benefit)	(269)	(167)	111	1.5
Total	(253)	153	489	6.5

(1) Current tax on profit before tax.

Summary of Income/(Loss) Before Income Taxes

Income/(loss) before income taxes is as follows:

	March 31,
	2018	2019	2020	2020
	(INR)	(INR)	(INR)	(US$)
	(In million)
Domestic operations	62	262	326	4.3
Foreign operations	(1,337)	29	(2,174)	(28.8)
Total	(1,275)	291	(1,848)	(24.5)

Summary of Net Deferred Income Taxes

Net deferred income taxes on the consolidated balance sheet is as follows:

	March 31,
	2019	2020	2020
	(INR)	(INR)	(US$)
	(In million)
Deferred tax assets	2,735	2,422	32.1
Less: valuation allowance	(328)	(217)	(2.9)
Net deferred tax assets	2,407	2,205	29.2
Deferred tax liability	2,054	2,622	34.8

Change in Valuation Allowance for Deferred Tax Assets

Change in the valuation allowance for deferred tax assets as of March 31, 2019 and March 31, 2020 is as follows:

	March 31,
	2019	2020	2020
	(INR)	(INR)	(US$)
	(In million)
Opening valuation allowance	715	328	4.4
Movement during the Year	(387)	(111)	(1.5)
Closing valuation allowance	328	217	2.9

Components of Net Deferred Income Tax Assets and Liabilities

The significant components of the net deferred income tax assets and liabilities exclusive of amounts that would not have any tax consequences because they will reverse within the Tax Holiday Period, are as follows:

	As of March 31,
	2019	2020	2020
	(INR)	(INR)	(US$)
	(In million)
Deferred tax assets:
Net operating loss (1)	1,429	4,926	65.3
Tax on Inter — Company margin	205	55	0.7
Deferred revenue	316	377	5.0
Asset retirement obligation	141	179	2.4
Depreciation and amortization	828	288	3.8
Minimum alternate tax credit	767	643	8.5
Other deductible temporary difference	97	336	4.5
Valuation allowance	(328)	(217)	(2.9)
Deferred tax liabilities:
Depreciation and amortization	(2,790)	(6,033)	(80.0)
Other comprehensive income	(312)	(971)	(12.9)
Net deferred tax (liability) asset	353	(417)	(5.6)
(1)	Includes deferred tax on unabsorbed depreciation that can be carried forward indefinitely for set off as per income tax laws.

Schedule of Effective Income Tax Rate Differs from Amount Computed by Applying Statutory Income Tax Rate to Loss Before Income Taxes	The effective income tax rate differs from the amount computed by applying the statutory income tax rate to loss before income taxes and is as follows:
	For the Year ended March 31,
	2018		2019		2020
	Tax (INR)%		Tax (INR)%		Tax (INR)%		US$
	(In million except for %)
Statutory income tax (benefit)/expense	(446)	(34.94)%	102	34.94%	(646)	34.94%	(8.6)
Temporary differences reversing in the Tax Holiday Period	334	26.12%	304	(103.92)%	(386)	20.88%	(5.0)
Impact of changes in tax rate	113	8.83%	—	—	3	(0.16)%	0.0
Permanent timing differences	117	9.16%	29	9.92%	1,327	(71.81)%	17.6
Valuation allowance created / (reversed) during the year	(452)	(35.41)%	(387)	(112.73)%	(111)	6.03%	(1.5)
Other difference	81	6.38%	105	224.03%	302	(16.34)%	4.0
Total	(253)	(19.86)%	153	52.24%	489	(26.46)%	6.5